Summary of Effect of Derivative Instruments on Condensed Consolidated Statements of Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011		Sep. 29, 2012	Oct. 01, 2011		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Effect of derivative instruments	$ 281	$ (3,928)		$ 2,004	$ (7,472)		$ (7,984)		$ (11,926)		$ (15,251)
Interest Rate Swap | Cash Flow Hedging | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Effect of derivative instruments		(1,807)	[1]		(5,384)	[1]	(7,154)	[2]	(12,211)	[2]	(18,164)	[2]
Foreign Exchange Forward | Other Income (Expense), Net | Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Effect of derivative instruments	$ 281	$ (2,121)		$ 2,004	$ (2,088)		$ (830)		$ 285		$ 2,913

[1]	Represents the loss on derivative instruments designated as cash flow hedges, which has been reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.
[2]	Represents the loss on derivative instruments designated as cash flow hedges, reclassified from accumulated other comprehensive income (loss) into interest expense during the periods presented.